Acquisitions, Goodwill and Intangible Assets (Details 3)	Dec. 31, 2014 USD ($)
Acquisitions Goodwill And Intangible Assets Details 3
2015	$ 211,829
2016	211,829
2017	211,829
2018	165,874
2019	140,000
Thereafter	2,520,000
Total	$ 3,461,361